Reserves - Schedule of Reserves (Details) - Reserve [Member] - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reserves [Line Items]
Foreign currency translation reserve	$ (4,412,219)	$ (3,591,785)
NASDAQ listing reserve	43,998,710
Share-based payment reserve	790,690
Total	$ 40,377,181	$ (3,591,785)